Leases - Schedule of Future Undiscounted Cash Flows Related To Operating Lease Payments (Detail) - USD ($) $ in Thousands		Sep. 30, 2020	Jan. 01, 2020
Leases [Abstract]
2020 (remaining three months)		$ 2,310
2021		9,072
2022		6,372
2023		5,172
2024		3,999
Thereafter		1,987
Total future lease payments		28,912
Less: Imputed interest		(2,133)
Present value of operating lease liabilities		26,779	$ 17,900
Operating lease liabilities, current	[1]	8,883
Long-term operating lease liabilities	[1]	$ 17,896

[1]	The current portion and long-term portion of operating lease liabilities are included in "other liabilities and accrued expenses" and "other liabilities, noncurrent", respectively, on our condensed combined consolidated balance sheets.